SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 15 - SUBSEQUENT EVENTS

Events that occur after the balance sheet date but before the financial statements were available to be issued must be evaluated for recognition or disclosure. The effects of subsequent events that provide evidence about conditions that existed at the balance sheet date are recognized in the accompanying financial statements. Subsequent events, which provide evidence about conditions that existed after the balance sheet date, require disclosure in the accompanying notes.

On February 23, 2024 the Company received notice from its Oregon Counsel that P3 Distributing L.L.C (a vendor that supplied containers used in the sale of cannabis) had filed suit in Marion County, Oregon seeking damages in the amount of $12,149.00 for unpaid vendor invoices, plus interest at the rate of 9% per annum from February 29, 2020.

On October 17, 2024 the Company settled the Lawsuit with P3 Distributing. Terms for the settlement require a monthly payment of $300.00 per month for 18 months with a ballon payment of $11,779.20 due at the conclusion of the payment schedule.

Note 17 - SUBSEQUENT EVENTS

Events that occur after the balance sheet date but before the financial statements were available to be issued must be evaluated for recognition or disclosure. The effects of subsequent events that provide evidence about conditions that existed at the balance sheet date are recognized in the accompanying financial statements. Subsequent events, which provide evidence about conditions that existed after the balance sheet date, require disclosure in the accompanying notes.

On January 23, 2024, the Company received $61,200.00 and on March 12, 2024 the Company received an additional $150,000 in capital from the Institutional Investor. The $210,200 (along with $3,000 in interest that was owed the Investor) was invested in a private placement.

On January 31, 2024, the Company received $15,300 from another accredited investor to purchase .6 Units of the Private Placement.

On February 21, 2024, the OHA advised the Company that they had satisfactorily completed the review of its Psilocybin Service Center Licensing Application and that they were ready to inspect the facility for a compliance review prior to issuing the facility license.

On March 6, 2024, the OHA completed its Psilocybin Service Center License Inspection and itemized three (3) facility structural/layout items that they wanted addressed/modified prior to issuing the facility license. The Company is currently completing the items and expects to have the follow-up inspection and final license issuance issued prior to the end of April, 2024.